UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

March 31, 2012

Semi-Annual Repor t

Legg Mason

ClearBridge

Small Cap

Value Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason ClearBridge Small Cap Value Fund

Fund objective

The Fund seeks long-term capital growth.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason ClearBridge Small Cap Value Fund for the six-month reporting period ended March 31, 2012. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Financial Officer

April 27, 2012

Legg Mason ClearBridge Small Cap Value Fund	III

Investment commentary

Economic review

The U.S. economy continued to grow over the six months ended March 31, 2012, albeit at an uneven pace. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 1.8% in the third quarter of 2011. The economy then gathered further momentum late in 2011, as the Commerce Department reported that fourth quarter GDP growth was 3.0% — the fastest pace since the second quarter of 2010. However, economic growth in the U.S. then moderated somewhat, as the Commerce Department’s initial estimate for first quarter 2012 GDP growth was 2.2%.

Two factors constraining economic growth were the weak job market and continued troubles in the housing market. While there was some improvement during the reporting period, unemployment remained elevated. When the reporting period began, unemployment, as reported by the U.S. Department of Labor, was 9.0%. Unemployment then generally declined over the next six months and was 8.2% in March 2012, the lowest rate since February 2009. The housing market showed some positive signs, although it still appears to be searching for a bottom. According to the National Association of Realtors (“NAR”), existing-home sales fluctuated throughout the period. However, the inventory of unsold homes moved lower versus the previous month in March 2012 and home prices increased. The NAR reported that the median existing-home price for all housing types was $163,800 in March 2012, up 2.5% from March 2011.

After experiencing a soft patch in the summer of 2011, the manufacturing sector expanded at a stronger pace during much of the reporting period. Based on the Institute for Supply Management’s PMI (“PMI”)ii, in August 2011, it had a reading of 50.6, its lowest reading in two years (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). The manufacturing sector gathered momentum and ended January 2012 at 54.1, its highest reading since June 2011. After dipping to 52.4 in February, the PMI rose to 53.4 in March. In addition, fifteen of the eighteen industries tracked by the Institute for Supply Management expanded in March. In contrast, only nine and eleven industries expanded in January and February 2012, respectively.

IV	Legg Mason ClearBridge Small Cap Value Fund

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As has been the case since December 2008, the Fed kept the federal funds rateiv at a historically low range between zero and 0.25%. In August 2011, the Fed declared its intention to keep the federal funds rate steady until mid-2013. Then, in September 2011, the Fed announced its intention to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (often referred to as “Operation Twist”). In January 2012, the Fed extended the period it expects to keep rates on hold, saying “economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate at least through late 2014.” The Fed repeated this point at its meeting in April (after the reporting period ended), saying “To support a stronger economic recovery and to help ensure that inflation, over time, is at the rate most consistent with its dual mandate, the Committee expects to maintain a highly accommodative stance for monetary policy.”

Performance review

For the six months ended March 31, 2012, Class A shares of Legg Mason ClearBridge Small Cap Value Fund, excluding sales charges, returned 29.49%. The Fund’s unmanaged benchmark, the Russell 2000 Value Indexv, returned 29.41% for the same period. The Lipper Small Cap Core Funds Category Average1 returned 28.91% over the same time frame.

Performance Snapshot as of March 31, 2012 (unaudited)
(excluding sales charges)	6 months
Legg Mason ClearBridge Small Cap Value Fund:
Class A	29.49%
Class B2	28.82%
Class C	28.97%
Class I	29.68%
Russell 2000 Value Index	29.41%
Lipper Small Cap Core Funds Category Average[1]	28.91%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 700 funds in the Fund’s Lipper category, and excluding sales charges.

[2]

Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011 may continue to hold those shares but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

Legg Mason ClearBridge Small Cap Value Fund	V

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated January 31, 2012, the gross total annual operating expense ratios for Class A, Class B, Class C and Class I were 1.37%, 2.26%, 2.15% and 0.94%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Q. What factors impacted the U.S. stock market during the reporting period?

A. The U.S. stock market experienced strong returns during the period. Risk appetite was robust in October 2011, due to some better-than-expected economic data and signs of progress in the European sovereign debt crisis. While a flight to quality occurred in November due to renewed fears regarding the situation in Europe, risk appetite returned over the last four months of the period as the U.S. economy gained further traction. All told, for the six months ended March 31, 2012, the S&P 500 Indexvi returned 25.89%.

Looking at the U.S. stock market more closely, small-cap stocks generated the best returns during the six months ended March 31, 2012, with the small-cap Russell 2000 Indexvii returning 29.83%. In contrast, the large-cap Russell 1000 Indexviii and the Russell Midcap Indexix returned 26.27% and 26.84%, respectively. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthx and Russell 3000 Valuexi Indices, returned 27.12% and 25.97%, respectively.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Financial Officer

April 27, 2012

RISKS: Stocks of small-cap companies may involve a higher degree of risk and volatility than stocks of large-cap companies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VI	Legg Mason ClearBridge Small Cap Value Fund

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]

The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

vi	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vii

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

viii

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

ix

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

[x]	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

xi	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Legg Mason ClearBridge Small Cap Value Fund 2012 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of March 31, 2012 and September 30, 2011. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Legg Mason ClearBridge Small Cap Value Fund 2012 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2011 and held for the six months ended March 31, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	29.49%	$1,000.00	$1,294.90	1.28%	$7.34	Class A	5.00%	$1,000.00	$1,018.60	1.28%	$6.46
Class B	28.82	1,000.00	1,288.20	2.53	14.47	Class B	5.00	1,000.00	1,012.35	2.53	12.73
Class C	28.97	1,000.00	1,289.70	2.21	12.65	Class C	5.00	1,000.00	1,013.95	2.21	11.13
Class I	29.68	1,000.00	1,296.80	1.04	5.97	Class I	5.00	1,000.00	1,019.75	1.04	5.25

[1]	For the six months ended March 31, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

Legg Mason ClearBridge Small Cap Value Fund 2012 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2012

Legg Mason ClearBridge Small Cap Value Fund

Security	Shares	Value
Common Stocks — 100.4%
Consumer Discretionary — 9.6%
Auto Components — 1.3%
Cooper Tire & Rubber Co.	86,800	$1,321,096
Superior Industries International Inc.	94,755	1,851,513
Total Auto Components		3,172,609
Diversified Consumer Services — 1.6%
Sotheby’s Holdings Inc.	28,700	1,129,058
Steiner Leisure Ltd.	57,558	2,810,557	*
Total Diversified Consumer Services		3,939,615
Hotels, Restaurants & Leisure — 1.0%
PF Chang’s China Bistro Inc.	59,250	2,341,560
Household Durables — 1.0%
Ryland Group Inc.	64,900	1,251,272
Toll Brothers Inc.	48,130	1,154,639	*
Total Household Durables		2,405,911
Specialty Retail — 3.9%
Ann Inc.	79,970	2,290,341	*
Cato Corp., Class A Shares	45,954	1,270,168
Children’s Place Retail Stores Inc.	67,521	3,488,810	*
Guess? Inc.	33,210	1,037,812
MarineMax Inc.	152,720	1,256,886	*
Total Specialty Retail		9,344,017
Textiles, Apparel & Luxury Goods — 0.8%
Hanesbrands Inc.	68,760	2,031,170	*
Total Consumer Discretionary		23,234,882
Consumer Staples — 2.9%
Food & Staples Retailing — 2.2%
Pantry Inc.	291,407	3,791,205	*
Weis Markets Inc.	33,940	1,479,784
Total Food & Staples Retailing		5,270,989
Household Products — 0.7%
Central Garden and Pet Co., Class A Shares	168,600	1,623,618	*
Total Consumer Staples		6,894,607
Energy — 5.9%
Energy Equipment & Services — 3.9%
Cal Dive International Inc.	383,800	1,266,540	*
Gulf Island Fabrication Inc.	47,390	1,387,105
Matrix Service Co.	223,350	3,129,134	*

See Notes to Financial Statements.

4	Legg Mason ClearBridge Small Cap Value Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

March 31, 2012

Legg Mason ClearBridge Small Cap Value Fund

Security	Shares	Value
Energy Equipment & Services — continued
Natural Gas Services Group	78,120	$1,031,184	*
TETRA Technologies Inc.	108,650	1,023,483	*
Tidewater Inc.	28,370	1,532,547
Total Energy Equipment & Services		9,369,993
Oil, Gas & Consumable Fuels — 2.0%
Bill Barrett Corp.	75,170	1,955,172	*
Carrizo Oil & Gas Inc.	78,010	2,204,563	*
Rex Energy Corp.	75,830	809,864	*
Total Oil, Gas & Consumable Fuels		4,969,599
Total Energy		14,339,592
Exchange-Traded Funds — 3.1%
iShares Trust — iShares Russell 2000 Value Index Fund	102,960	7,512,991
Financials — 37.7%
Capital Markets — 7.5%
Affiliated Managers Group Inc.	42,320	4,731,799	*
Cohen & Steers Inc.	35,950	1,146,805
Greenhill & Co. Inc.	41,050	1,791,422
HFF Inc., Class A Shares	191,839	3,159,588	*
Raymond James Financial Inc.	74,450	2,719,659
Stifel Financial Corp.	75,816	2,868,878	*
Waddell & Reed Financial Inc., Class A Shares	52,520	1,702,173
Total Capital Markets		18,120,324
Commercial Banks — 11.8%
Bancorp Inc.	412,146	4,137,946	*
Cullen/Frost Bankers Inc.	39,138	2,277,440
First Republic Bank	49,340	1,625,260	*
First Security Group Inc.	27,058	86,721	*
FirstMerit Corp.	141,000	2,377,260
IBERIABANK Corp.	58,509	3,128,476
Signature Bank	83,010	5,232,951	*
SVB Financial Group	72,430	4,660,146	*
Tompkins Trustco Inc.	20,402	817,304
Umpqua Holdings Corp.	74,495	1,010,152
Wintrust Financial Corp.	85,670	3,066,129
Total Commercial Banks		28,419,785
Insurance — 6.3%
Allied World Assurance Co. Holdings AG	105,020	7,211,723
Arch Capital Group Ltd.	74,630	2,779,221	*

See Notes to Financial Statements.

Legg Mason ClearBridge Small Cap Value Fund 2012 Semi-Annual Report	5

Legg Mason ClearBridge Small Cap Value Fund

Security	Shares	Value
Insurance — continued
Axis Capital Holdings Ltd.	19,010	$630,562
EMC Insurance Group Inc.	62,500	1,255,625
Meadowbrook Insurance Group Inc.	368,550	3,438,572
Total Insurance		15,315,703
Real Estate Investment Trusts (REITs) — 8.9%
BioMed Realty Trust Inc.	157,090	2,981,568
Campus Crest Communities Inc.	175,270	2,043,648
Cogdell Spencer Inc.	185,990	788,598
Corporate Office Properties Trust	32,210	747,594
Cousins Properties Inc.	161,980	1,227,808
EastGroup Properties Inc.	37,130	1,864,669
Hersha Hospitality Trust	242,300	1,322,958
LaSalle Hotel Properties	82,494	2,321,381
Mid-America Apartment Communities Inc.	38,930	2,609,478
Pebblebrook Hotel Trust	209,570	4,732,091
Senior Housing Properties Trust	23,880	526,554
Washington Real Estate Investment Trust	16,040	476,388
Total Real Estate Investment Trusts (REITs)		21,642,735
Real Estate Management & Development — 1.7%
CBRE Group Inc., Class A Shares	113,060	2,256,678	*
Jones Lang LaSalle Inc.	21,930	1,826,988
Total Real Estate Management & Development		4,083,666
Thrifts & Mortgage Finance — 1.5%
BankUnited	49,670	1,241,750
People’s United Financial Inc.	106,986	1,416,494
Westfield Financial Inc.	111,990	885,841
Total Thrifts & Mortgage Finance		3,544,085
Total Financials		91,126,298
Health Care — 3.8%
Biotechnology — 1.5%
iShares Trust — iShares Nasdaq Biotechnology Index Fund	30,093	3,710,467
Health Care Providers & Services — 2.3%
Cross Country Healthcare Inc.	108,241	542,287	*
LifePoint Hospitals Inc.	66,720	2,631,437	*
MModal Inc.	156,491	1,650,980	*
Select Medical Holdings Corp.	95,180	731,934	*
Total Health Care Providers & Services		5,556,638
Total Health Care		9,267,105

See Notes to Financial Statements.

6	Legg Mason ClearBridge Small Cap Value Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

March 31, 2012

Legg Mason ClearBridge Small Cap Value Fund

Security	Shares	Value
Industrials — 16.1%
Building Products — 0.9%
Gibraltar Industries Inc.	141,752	$2,147,543	*
Commercial Services & Supplies — 1.5%
EnergySolutions Inc.	198,170	971,033	*
TMS International Corp., Class A Shares	108,650	1,314,665	*
United Stationers Inc.	42,622	1,322,561
Total Commercial Services & Supplies		3,608,259
Construction & Engineering — 1.9%
EMCOR Group Inc.	73,676	2,042,298
Granite Construction Inc.	15,120	434,549
Tutor Perini Corp.	136,410	2,125,268	*
Total Construction & Engineering		4,602,115
Electrical Equipment — 0.4%
GrafTech International Ltd.	70,460	841,293	*
Machinery — 5.7%
Albany International Corp., Class A Shares	58,746	1,348,221
Altra Holdings Inc.	125,380	2,407,296	*
Gardner Denver Inc.	17,510	1,103,480
Oshkosh Corp.	101,090	2,342,255	*
RBC Bearings Inc.	51,320	2,367,391	*
Snap-on Inc.	39,603	2,414,595
WABCO Holdings Inc.	30,070	1,818,634	*
Total Machinery		13,801,872
Marine — 0.9%
Diana Shipping Inc.	110,330	987,453	*
Kirby Corp.	17,740	1,167,115	*
Total Marine		2,154,568
Professional Services — 1.4%
CDI Corp.	4,510	80,864
Hudson Highland Group Inc.	112,430	604,873	*
Korn/Ferry International	32,420	543,035	*
TrueBlue Inc.	118,436	2,117,636	*
Total Professional Services		3,346,408
Road & Rail — 3.4%
Genesee & Wyoming Inc., Class A Shares	58,590	3,197,842	*
Landstar System Inc.	31,460	1,815,871
Old Dominion Freight Line Inc.	68,525	3,266,587	*
Total Road & Rail		8,280,300
Total Industrials		38,782,358

See Notes to Financial Statements.

Legg Mason ClearBridge Small Cap Value Fund 2012 Semi-Annual Report	7

Legg Mason ClearBridge Small Cap Value Fund

Security	Shares	Value
Information Technology — 10.6%
Communications Equipment — 3.4%
Bel Fuse Inc., Class B Shares	29,841	$527,290
Black Box Corp.	49,612	1,265,602
Digi International Inc.	117,340	1,289,567	*
InterDigital Inc.	33,480	1,167,113
Plantronics Inc.	95,800	3,856,908
Total Communications Equipment		8,106,480
Computers & Peripherals — 0.2%
Rimage Corp.	41,047	410,881
Electronic Equipment, Instruments & Components — 2.5%
AVX Corp.	214,860	2,849,043
Park Electrochemical Corp.	109,490	3,309,883
Total Electronic Equipment, Instruments & Components		6,158,926
Semiconductors & Semiconductor Equipment — 4.5%
Exar Corp.	203,850	1,712,340	*
ON Semiconductor Corp.	398,120	3,587,061	*
Teradyne Inc.	300,200	5,070,378	*
Veeco Instruments Inc.	21,130	604,318	*
Total Semiconductors & Semiconductor Equipment		10,974,097
Total Information Technology		25,650,384
Materials — 6.5%
Chemicals — 2.2%
A. Schulman Inc.	56,930	1,538,248
Ferro Corp.	139,170	826,670	*
Koppers Holdings Inc.	48,480	1,869,389
PolyOne Corp.	78,150	1,125,360
Total Chemicals		5,359,667
Containers & Packaging — 1.3%
AptarGroup Inc.	34,732	1,902,272
Myers Industrials Inc.	82,430	1,215,842
Total Containers & Packaging		3,118,114
Metals & Mining — 1.8%
Carpenter Technology Corp.	21,860	1,141,748
Haynes International Inc.	6,360	402,906
Horsehead Holding Corp.	88,810	1,011,546	*
Olympic Steel Inc.	20,930	502,320
RTI International Metals Inc.	52,160	1,202,810	*
Total Metals & Mining		4,261,330

See Notes to Financial Statements.

8	Legg Mason ClearBridge Small Cap Value Fund 2012 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

March 31, 2012

Legg Mason ClearBridge Small Cap Value Fund

Security			Shares	Value
Paper & Forest Products — 1.2%
Louisiana-Pacific Corp.			324,720	$3,036,132	*
Total Materials				15,775,243
Utilities — 4.2%
Electric Utilities — 2.5%
Cleco Corp.			29,320	1,162,538
MGE Energy Inc.			36,857	1,636,082
Portland General Electric Co.			67,790	1,693,394
Unisource Energy Corp.			41,580	1,520,581
Total Electric Utilities				6,012,595
Gas Utilities — 1.7%
Laclede Group Inc.			18,450	719,919
New Jersey Resources Corp.			26,084	1,162,564
Northwest Natural Gas Co.			32,604	1,480,222
WGL Holdings Inc.			16,600	675,620
Total Gas Utilities				4,038,325
Total Utilities				10,050,920
Total Investments before Short-Term Investments (Cost — $184,373,990)				242,634,380

	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.6%
Repurchase Agreements — 0.6%
Interest in $625,000,000 joint tri-party repurchase agreement dated 3/30/12 with RBS Securities Inc.; Proceeds at maturity — $1,474,009; (Fully collateralized by various U.S. government agency obligations, 0.170% to 7.125% due 4/20/12 to 1/15/30; Market value — $1,503,481) (Cost — $1,474,000)	0.070%	4/2/12	$1,474,000	1,474,000
Total Investments — 101.0% (Cost — $185,847,990#)				244,108,380
Liabilities in Excess of Other Assets — (1.0)%				(2,367,103)
Total Net Assets — 100.0%				$241,741,277

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason ClearBridge Small Cap Value Fund 2012 Semi-Annual Report	9

Statement of assets and liabilities (unaudited)

March 31, 2012

Assets:
Investments, at value (Cost — $185,847,990)	$244,108,380
Cash	502
Dividends receivable	316,598
Receivable for Fund shares sold	253,168
Prepaid expenses	35,603
Total Assets	244,714,251

Liabilities:
Payable for Fund shares repurchased	1,180,080
Payable for securities purchased	1,166,214
Investment management fee payable	147,383
Service and/or distribution fees payable	108,002
Trustees’ fees payable	3,477
Accrued expenses	367,818
Total Liabilities	2,972,974
Total Net Assets	$241,741,277

Net Assets:
Par value (Note 6)	$133
Paid-in capital in excess of par value	210,634,370
Accumulated net investment loss	(478,633)
Accumulated net realized loss on investments	(26,674,983)
Net unrealized appreciation on investments	58,260,390
Total Net Assets	$241,741,277

Shares Outstanding:
Class A	6,590,174
Class B	452,500
Class C	5,142,230
Class I	1,079,432

Net Asset Value:
Class A (and redemption price)	$18.97
Class B*	$17.30
Class C*	$17.05
Class I (and redemption price)	$19.66
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$20.13

*	Redemption price per share is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

10	Legg Mason ClearBridge Small Cap Value Fund 2012 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended March 31, 2012

Investment Income:
Dividends	$1,501,170
Interest	808
Less: Foreign taxes withheld	(5,907)
Total Investment Income	1,496,071

Expenses:
Investment management fee (Note 2)	884,663
Service and/or distribution fees (Notes 2 and 5)	625,643
Transfer agent fees (Note 5)	315,590
Legal fees	28,606
Registration fees	27,614
Shareholder reports	26,386
Fund accounting fees	15,366
Audit and tax	15,128
Trustees’ fees	12,033
Insurance	3,966
Custody fees	1,706
Miscellaneous expenses	2,502
Total Expenses	1,959,203
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(20,406)
Net Expenses	1,938,797
Net Investment Loss	(442,726)

Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain from Investment Transactions	4,299,066
Change in Net Unrealized Appreciation (Depreciation) from Investments	55,542,572
Net Gain on Investments	59,841,638
Increase in Net Assets from Operations	$59,398,912

See Notes to Financial Statements.

Legg Mason ClearBridge Small Cap Value Fund 2012 Semi-Annual Report	11

Statements of changes in net assets

For the Six Months Ended March 31, 2012 (unaudited) and the Year Ended September 30, 2011	2012	2011

Operations:
Net investment loss	$(442,726)	$(277,738)
Net realized gain	4,299,066	30,557,711
Change in net unrealized appreciation (depreciation)	55,542,572	(40,740,418)
Increase (Decrease) in Net Assets From Operations	59,398,912	(10,460,445)

Fund Share Transactions (Note 6):
Net proceeds from sale of shares	15,747,150	55,007,811
Cost of shares repurchased	(45,171,922)	(114,499,903)
Decrease in Net Assets From Fund Share Transactions	(29,424,772)	(59,492,092)
Increase (Decrease) in Net Assets	29,974,140	(69,952,537)

Net Assets:
Beginning of period	211,767,137	281,719,674
End of period*	$241,741,277	$211,767,137
* Includes accumulated net investment loss of:	$(478,633)	$(35,907)

See Notes to Financial Statements.

12	Legg Mason ClearBridge Small Cap Value Fund 2012 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2012[2]		2011	2010	2009	2008	2007[3]

Net asset value, beginning of period	$14.65		$15.71	$13.83	$17.02	$24.66	$23.77

Income (loss) from operations:
Net investment income (loss)	(0.00)	[4]	0.03	(0.04)	0.03	0.06	(0.03)
Net realized and unrealized gain (loss)	4.32		(1.09)	1.91	(1.93)	(3.96)	2.88
Proceeds from settlement of a regulatory matter	—		—	0.01	—	—	—
Total income (loss) from operations	4.32		(1.06)	1.88	(1.90)	(3.90)	2.85

Less distributions from:
Net realized gains	—		—	—	(1.29)	(3.74)	(1.96)
Total distributions	—		—	—	(1.29)	(3.74)	(1.96)

Net asset value, end of period	$18.97		$14.65	$15.71	$13.83	$17.02	$24.66
Total return[5]	29.49%		(6.75)%	13.59%[6]	(8.71)%	(17.70)%	12.36%

Net assets, end of period (000s)	$125,029		$107,016	$122,478	$122,118	$161,478	$309,292

Ratios to average net assets:
Gross expenses	1.28%[7]		1.36%	1.36%[8]	1.34%	1.24%	1.19%[8]
Net expenses[9]	1.28	[7]	1.36	1.36 [8]	1.34	1.24	1.19 [8,10]
Net investment income (loss)	(0.01)	[7]	0.16	(0.28)	0.22	0.33	(0.05)

Portfolio turnover rate	8%		21%	46%	40%	16%	36%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2012 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]	Amount represents less than $0.01 per share.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 13.52%. Class A received $118,199 related to this distribution.

[7]	Annualized.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.34% and 1.18% for the years ended September 30, 2010 and 2007, respectively.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason ClearBridge Small Cap Value Fund 2012 Semi-Annual Report	13

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class B Shares[1]	2012[2]	2011	2010	2009	2008	2007[3]

Net asset value, beginning of period	$13.44	$14.55	$12.79	$15.99	$23.56	$22.96

Income (loss) from operations:
Net investment loss	(0.10)	(0.12)	(0.16)	(0.06)	(0.07)	(0.19)
Net realized and unrealized gain (loss)	3.96	(0.99)	1.76	(1.85)	(3.76)	2.75
Proceeds from settlement of a regulatory matter	—	—	0.16	—	—	—
Total income (loss) from operations	3.86	(1.11)	1.76	(1.91)	(3.83)	2.56

Less distributions from:
Net realized gains	—	—	—	(1.29)	(3.74)	(1.96)
Total distributions	—	—	—	(1.29)	(3.74)	(1.96)

Net asset value, end of period	$17.30	$13.44	$14.55	$12.79	$15.99	$23.56
Total return[4]	28.82%	(7.70)%	13.76%[5]	(9.40)%	(18.32)%	11.48%

Net assets, end of period (000s)	$7,828	$7,780	$12,099	$20,527	$37,973	$77,760

Ratios to average net assets:
Gross expenses	2.53%[6]	2.25%	2.20%[7]	2.11%	1.97%	1.93%[7]
Net expenses[8]	2.53 [6]	2.25	2.20 [7]	2.11	1.97	1.93 [7,9]
Net investment loss	(1.26) [6]	(0.71)	(1.14)	(0.53)	(0.41)	(0.71)

Portfolio turnover rate	8%	21%	46%	40%	16%	36%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2012 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 12.51%. Class B received $170,270 related to this distribution.

[6]	Annualized.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 2.18% and 1.92% for the years ended September 30, 2010 and 2007, respectively.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14	Legg Mason ClearBridge Small Cap Value Fund 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2012[2]	2011	2010	2009	2008	2007[3]

Net asset value, beginning of period	$13.22	$14.30	$12.69	$15.90	$23.48	$22.90

Income (loss) from operations:
Net investment loss	(0.07)	(0.10)	(0.15)	(0.07)	(0.09)	(0.22)
Net realized and unrealized gain (loss)	3.90	(0.98)	1.74	(1.85)	(3.75)	2.76
Proceeds from settlement of a regulatory matter	—	—	0.02	—	—	—
Total income (loss) from operations	3.83	(1.08)	1.61	(1.92)	(3.84)	2.54

Less distributions from:
Net realized gains	—	—	—	(1.29)	(3.74)	(1.96)
Total distributions	—	—	—	(1.29)	(3.74)	(1.96)

Net asset value, end of period	$17.05	$13.22	$14.30	$12.69	$15.90	$23.48
Total return[4]	28.97%	(7.55)%	12.69%[5]	(9.52)%	(18.43)%	11.42%

Net assets, end of period (000s)	$87,664	$78,290	$104,612	$72,421	$100,575	$166,400

Ratios to average net assets:
Gross expenses	2.21%[6]	2.14%	2.20%[7]	2.28%	2.09%	2.02%[7]
Net expenses[8]	2.21 [6]	2.14	2.20 [7]	2.28	2.09	2.02 [7,9]
Net investment loss	(0.94) [6]	(0.63)	(1.12)	(0.71)	(0.51)	(0.85)

Portfolio turnover rate	8%	21%	46%	40%	16%	36%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2012 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 12.53%. Class C received $160,840 related to this distribution.

[6]	Annualized.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 2.18% and 2.01% for the years ended September 30, 2010 and 2007, respectively.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason ClearBridge Small Cap Value Fund 2012 Semi-Annual Report	15

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2012[2]	2011	2010	2009	2008	2007[3]

Net asset value, beginning of period	$15.16	$16.19	$14.20	$17.37	$25.02	$24.01

Income (loss) from operations:
Net investment income	0.02	0.10	0.03	0.06	0.13	0.09
Net realized and unrealized gain (loss)	4.48	(1.13)	1.96	(1.94)	(4.04)	2.88
Total income (loss) from operations	4.50	(1.03)	1.99	(1.88)	(3.91)	2.97

Less distributions from:
Net realized gains	—	—	—	(1.29)	(3.74)	(1.96)
Total distributions	—	—	—	(1.29)	(3.74)	(1.96)

Net asset value, end of period	$19.66	$15.16	$16.19	$14.20	$17.37	$25.02
Total return[4]	29.68%	(6.36)%	14.01%	(8.38)%	(17.46)%	12.77%

Net assets, end of period (000s)	$21,220	$18,681	$42,531	$14,313	$15,554	$22,192

Ratios to average net assets:
Gross expenses	1.24%[5]	0.93%	0.93%[6]	1.02%	0.94%	0.79%[6]
Net expenses[8]	1.04 [5,7,9]	0.90 [7,9]	0.93 [6,7]	1.02 [7]	0.94	0.79 [6,9]
Net investment income	0.22 [5]	0.52	0.18	0.53	0.66	0.44

Portfolio turnover rate	8%	21%	46%	40%	16%	36%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2012 (unaudited).

[3]	For a share of capital stock outstanding prior to April 16, 2007.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.91% and 0.78% for the years ended September 30, 2010 and 2007, respectively.

[7]

As a result of an expense limitation arrangement, effective September 18, 2009, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

16	Legg Mason ClearBridge Small Cap Value Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Small Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee,

Legg Mason ClearBridge Small Cap Value Fund 2012 Semi-Annual Report	17

among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

18	Legg Mason ClearBridge Small Cap Value Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$242,634,380	—	—	$242,634,380
Short-term investments†	—	$1,474,000	—	1,474,000
Total investments	$242,634,380	$1,474,000	—	$244,108,380

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) REIT distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year

Legg Mason ClearBridge Small Cap Value Fund 2012 Semi-Annual Report	19

in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2012, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the Fund’s cash and short-term instruments. LMPFA, Clearbridge and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

20	Legg Mason ClearBridge Small Cap Value Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of cash and short-term instruments, which is provided by Western Asset. For its services, LMPFA pays ClearBridge and Western Asset an aggregate fee equal to 70% of the net management fee it receives from the Fund.

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of expenses, other than brokerage commissions, interest, taxes extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

During the six months ended March 31, 2012, fees waived and/or expenses reimbursed amounted to $20,406.

The investment manager is permitted to recapture amounts previously waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended March 31, 2012, LMIS and its affiliates received sales charges of approximately $10,000 on sales of the Fund’s Class A Shares. In addition, for the six months ended March 31, 2012, CDSCs paid to LMIS and its affiliates were approximately:

	Class B	Class C
CDSCs	$4,000	$0	*

*	Amount represents less than $1,000.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

Legg Mason ClearBridge Small Cap Value Fund 2012 Semi-Annual Report	21

3. Investments

During the six months ended March 31, 2012, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$17,637,421
Sales	43,613,677

At March 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$70,329,192
Gross unrealized depreciation	(12,068,802)
Net unrealized appreciation	$58,260,390

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended March 31, 2012, the Fund did not invest in any derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2012, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$150,616	$98,458
Class B	41,183	27,360
Class C	433,844	150,874
Class I	—	38,898
Total	$625,643	$315,590

For the six months ended March 31, 2012, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class B	—
Class C	—
Class I	$20,406
Total	$20,406

22	Legg Mason ClearBridge Small Cap Value Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

6. Shares of beneficial interest

At March 31, 2012, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2012		Year Ended September 30, 2011
	Shares	Amount	Shares	Amount
Class A
Shares sold	626,498	$10,664,891	1,525,580	$26,635,830
Shares repurchased	(1,343,023)	(23,211,963)	(2,013,098)	(36,278,729)
Net decrease	(716,525)	$(12,547,072)	(487,518)	$(9,642,899)

Class B
Shares sold	7,260	$118,017	90,802	$1,527,526
Shares repurchased	(133,852)	(2,148,941)	(343,421)	(5,744,733)
Net decrease	(126,592)	$(2,030,924)	(252,619)	$(4,217,207)

Class C
Shares sold	201,606	$3,128,307	682,444	$11,170,264
Shares repurchased	(980,426)	(15,359,619)	(2,077,419)	(33,580,642)
Net decrease	(778,820)	$(12,231,312)	(1,394,975)	$(22,410,378)

Class I
Shares sold	101,037	$1,835,935	834,903	$15,674,191
Shares repurchased	(254,018)	(4,451,399)	(2,229,709)	(38,895,799)
Net decrease	(152,981)	$(2,615,464)	(1,394,806)	$(23,221,608)

7. Capital loss carryforward

As of September 30, 2011, the Fund had a net capital loss carryforward of approximately $28,839,240, of which $13,164,090 expires in 2017 and $15,675,150 expires in 2018. These amounts will be available to offset any future taxable capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

8. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former

Legg Mason ClearBridge Small Cap Value Fund 2012 Semi-Annual Report	23

distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. On June 9, 2011, the Court of Appeals issued a Summary Order affirming the District Court’s dismissal of all claims with the exception of Plaintiffs’ Section 36(b) claim as it relates

24	Legg Mason ClearBridge Small Cap Value Fund 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

to Transfer Agent fees paid to an affiliate of the Managers. The case has been remanded to the District Court for further proceedings in accordance with the Summary Order.

Plaintiffs agreed to dismiss the case, and a Stipulation of Dismissal with Prejudice was filed with the court on October 20, 2011, terminating the litigation.

9. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

Legg Mason ClearBridge Small Cap Value Fund	25

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which ClearBridge Advisors, LLC (“ClearBridge”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with ClearBridge, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services.

26	Legg Mason ClearBridge Small Cap Value Fund

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason fund complex. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the Manager’s and ClearBridge’s brokerage policies and practices, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional small-cap core funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management information at periodic intervals comparing the Fund’s performance to that of its benchmark index. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2011. The Fund performed better than the median for the one-, three- and ten-year periods, but performed below the median for the five-year period. The Board also reviewed performance information provided by the Manager for periods ended September 30, 2011, which showed that the Fund’s performance was below the Lipper category average during the third quarter. The Trustees then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers. The Trustees noted that the Fund’s portfolio

Legg Mason ClearBridge Small Cap Value Fund	27

managers are very experienced and that the Manager and ClearBridge were committed to providing the resources necessary to assist the Fund’s portfolio managers and continue to improve Fund performance. Based on its review, the Board generally was satisfied with the Fund’s performance and management’s efforts to continue to improve performance going forward. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers does not increase the fees and expenses incurred by the Fund.

The Board also reviewed information regarding the fees the Manager and ClearBridge charged any of their U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, institutional separate and commingled accounts and retail managed accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Advisers. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and the Fund’s overall expense ratio with those of a group of 17 retail front-end load small-cap core funds selected by Lipper as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Lipper consisting of all retail front-end load small-cap core funds (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was lower than the median of management fees paid by the funds in the Expense Group and lower than the average management fee paid by the funds in the Expense Universe, and that the Fund’s total expense ratio also was lower than the

28	Legg Mason ClearBridge Small Cap Value Fund

Board approval of management and subadvisory agreements (unaudited) (cont’d)

median of the total expense ratios of the funds in the Expense Group and lower than the average total expense ratio of the funds in the Expense Universe.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board also noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Legg Mason ClearBridge Small Cap Value Fund	29

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

Legg Mason ClearBridge

Small Cap Value Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

R. Jay Gerken Chairman

Frank G. Hubbard

Howard J. Johnson

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Advisors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

BNY Mellon Asset Servicing

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason ClearBridge Small Cap Value Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Legg Mason ClearBridge Small Cap Value Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason ClearBridge Small Cap Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD01653 5/12 SR12-1636

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/S/ R. JAY GERKEN
(R. Jay Gerken) Chief Executive Officer of Legg Mason Partners Equity Trust

Date: May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
(R. Jay Gerken) Chief Executive Office of Legg Mason Partners Equity Trust

Date: May 25, 2012

By:	/S/ RICHARD F. SENNETT
(Richard F. Sennett) Principal Financial Officer of Legg Mason Partners Equity Trust

Date: May 25, 2012